Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amended to incorporate Utilities Fund Class A graphs
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000073513
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class A Shares
Trading Symbol	SOAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class A Shares	Bloomberg U.S. Aggregate Bond Index
Dec-2008	$9,524	$10,000
Jun-2009	$10,188	$10,190
Jun-2010	$12,011	$11,158
Jun-2011	$12,910	$11,593
Jun-2012	$14,841	$12,460
Jun-2013	$15,242	$12,374
Jun-2014	$16,340	$12,915
Jun-2015	$16,934	$13,155
Jun-2016	$18,407	$13,945
Jun-2017	$18,622	$13,901
Jun-2018	$19,186	$13,846
Jun-2019	$20,636	$14,935
Jun-2020	$21,123	$16,240
Jun-2021	$23,280	$16,186
Jun-2022	$21,254	$14,520
Jun-2023	$21,316	$14,384
Jun-2024	$22,517	$14,763

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Spirit of America Income Fund - Class A Shares
Without Load	5.64%	1.76%	3.26%
With Load	0.58%	0.78%	2.76%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 66,008,372	$ 66,008,372
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 168,208
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,008,372 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$168,208 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000167229
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class C Shares
Trading Symbol	SACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class C Shares	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Jun-2016	$10,584	$10,343
Jun-2017	$10,625	$10,310
Jun-2018	$10,867	$10,269
Jun-2019	$11,600	$11,077
Jun-2020	$11,776	$12,045
Jun-2021	$12,883	$12,005
Jun-2022	$11,675	$10,770
Jun-2023	$11,621	$10,669
Jun-2024	$12,186	$10,949

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Income Fund - Class C Shares
Without Load	4.86%	0.99%	2.41%
With Load	3.87%	0.99%	2.41%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.10%

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 66,008,372	$ 66,008,372
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 168,208
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,008,372 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$168,208 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000219380
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Institutional Shares
Trading Symbol	SOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index
May-2020	$10,000	$10,000
Jun-2020	$10,289	$10,122
Jun-2021	$11,364	$10,088
Jun-2022	$10,405	$9,050
Jun-2023	$10,452	$8,965
Jun-2024	$11,067	$9,201

Average Annual Return [Table Text Block]
	1 Year	Since Inception (May 1, 2020)
Spirit of America Income Fund - Institutional Shares
Without Load	5.88%	2.46%
With Load	5.88%	2.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	-1.98%

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 66,008,372	$ 66,008,372
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 168,208
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,008,372 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$168,208 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000003857
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	SOAVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$75	1.51%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Large Cap Value Fund - Class A Shares
Without Load	34.94%	16.30%	11.79%
With Load	27.86%	15.05%	11.18%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 187,488,991	$ 187,488,991
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount	$ 822,948
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$187,488,991 Number of Portfolio Holdings167 Advisory Fee $822,948 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

C000167227
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	SACVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$110	2.21%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Large Cap Value Fund - Class C Shares
Without Load	33.96%	15.49%	13.61%
With Load	32.96%	15.49%	13.61%
S&P 500® Index	24.56%	15.05%	14.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 187,488,991	$ 187,488,991
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount	$ 822,948
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$187,488,991 Number of Portfolio Holdings167 Advisory Fee $822,948 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

C000219378
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	SOIVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Large Cap Value Fund - Institutional Shares	35.29%	21.50%
S&P 500® Index	24.56%	18.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 187,488,991	$ 187,488,991
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount	$ 822,948
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$187,488,991 Number of Portfolio Holdings167 Advisory Fee $822,948 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

C000059931
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	SOAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Without Load	2.11%	0.24%	1.76%
With Load	-2.77%	-0.73%	1.26%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,025,896	$ 33,025,896
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 35,886
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,025,896 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$35,886 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

C000167228
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	SACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Without Load	1.13%	-0.63%	0.31%
With Load	0.14%	-0.63%	0.31%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,025,896	$ 33,025,896
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 35,886
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,025,896 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$35,886 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

C000219379
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Institutional Shares
Trading Symbol	SOIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	2.15%	0.23%
Bloomberg Municipal Bond Index	3.21%	1.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,025,896	$ 33,025,896
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 35,886
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,025,896 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$35,886 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

C000003855
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class A Shares
Trading Symbol	SOAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	1.61%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Real Estate Income and Growth Fund - Class A Shares
Without Load	5.02%	2.41%	4.28%
With Load	-0.49%	1.31%	3.71%
S&P 500® Index	24.56%	15.05%	12.86%
MSCI US REIT Index	7.59%	3.89%	5.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 69,092,094	$ 69,092,094
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 343,626
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,092,094 Number of Portfolio Holdings104 Advisory Fee $343,626 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

C000167226
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class C Shares
Trading Symbol	SACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$115	2.32%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Real Estate Income and Growth Fund - Class C Shares
Without Load	4.31%	1.72%	3.61%
With Load	3.36%	1.72%	3.61%
S&P 500® Index	24.56%	15.05%	14.81%
MSCI US REIT Index	7.59%	3.89%	5.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 69,092,094	$ 69,092,094
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 343,626
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,092,094 Number of Portfolio Holdings104 Advisory Fee $343,626 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

C000219377
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Institutional Shares
Trading Symbol	SOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$65	1.31%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Real Estate Income and Growth Fund - Institutional Shares	5.35%	6.32%
S&P 500® Index	24.56%	18.96%
MSCI US REIT Index	7.59%	9.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 69,092,094	$ 69,092,094
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 343,626
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,092,094 Number of Portfolio Holdings104 Advisory Fee $343,626 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

C000240591
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class A Shares
Trading Symbol	SOAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,907,249	$ 16,907,249
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 32,900
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,907,249 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$32,900 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%

C000240590
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class C Shares
Trading Symbol	SOCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,907,249	$ 16,907,249
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 32,900
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,907,249 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$32,900 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%

C000240589
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Institutional Shares
Trading Symbol	SOIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,907,249	$ 16,907,249
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 32,900
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,907,249 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$32,900 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%